Acquisitions - Additional Information (Detail) ¥ / shares in Units, £ / shares in Units, € in Thousands, £ in Thousands												3 Months Ended								5 Months Ended	9 Months Ended	12 Months Ended
		Apr. 06, 2017	Dec. 06, 2016 USD ($) data_center_site data_center_building	Aug. 01, 2016 EUR (€)	Aug. 01, 2016 USD ($)	Jan. 15, 2016 GBP (£) £ / shares	Jan. 15, 2016 USD ($)	Nov. 02, 2015 JPY (¥) ¥ / shares	Nov. 02, 2015 USD ($)	Jan. 14, 2015 USD ($)	Jul. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) data_center	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) data_center	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) data_center	Dec. 31, 2016 USD ($) data_center	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 04, 2017	Apr. 05, 2017	Mar. 06, 2017	Feb. 04, 2017	Jan. 05, 2017	Oct. 30, 2016 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)	Nov. 02, 2015 USD ($)	Sep. 30, 2015 JPY (¥)	Sep. 30, 2015 USD ($)	Apr. 25, 2011
Business Acquisition [Line Items]
Data centers sites | data_center												150								150		150	150
Repayment of capital lease and other financing obligations																							$ 114,385,000	$ 28,663,000	$ 18,030,000
Loss on debt extinguishment																							(12,276,000)	(289,000)	(156,990,000)
Revenue																							3,611,989,000	2,725,867,000	2,443,776,000
Net income (loss) attributable to Equinix												$ (61,750,000)	$ (51,450,000)	$ (44,711,000)	$ 31,111,000	$ (10,731,000)	$ (41,132,000)	$ (59,459,000)	$ (76,452,000)				(126,800,000)	(187,774,000)	259,547,000
Long term debt, gross												1,457,964,000								$ 1,457,964,000		$ 1,457,964,000	1,457,964,000										$ 1,243,699,000
Goodwill												2,986,064,000								2,986,064,000		2,986,064,000	2,986,064,000		1,002,129,000								1,063,200,000
Net cash consideration	[1]																						1,766,606,000	245,503,000	0
Net increase in the redemption value of the redeemable non-controlling interests																									(90,913,000)
Verizon
Business Acquisition [Line Items]
Data centers sites | data_center_site			24
Data center buildings | data_center_building			29
Cash consideration for acquisition			$ 3,600,000,000.0
Digital Realty
Business Acquisition [Line Items]
Cash consideration for acquisition				€ 193,768	$ 216,400,000
Repayment of capital lease and other financing obligations				47,790	53,372,000
Loss on debt extinguishment				€ (8,828)	(9,894,000)
Acquisition costs																							11,978,000
Deferred tax liabilities					42,395,000
Revenue																				4,084,000
Goodwill					$ 48,835,000
Bit-isle
Business Acquisition [Line Items]
Cash consideration for acquisition								¥ 33,196,000,000	$ 275,367,000
Acquisition costs																								8,645,000
Deferred tax liabilities																																		$ 32,192,000
Revenue																								21,588,000
Net income (loss) attributable to Equinix																								$ 3,233,000
Percentage of outstanding shares including stock options																																		97.00%
Offer price (in jpy per share) | ¥ / shares								¥ 922
Goodwill																																		$ 95,444,000
Bit-isle | Customer relationships
Business Acquisition [Line Items]
Discount rate (percent)								11.00%	11.00%
Bit-isle | Trade names
Business Acquisition [Line Items]
Discount rate (percent)								12.00%	12.00%
Relief of royalty rate (percent)								2.00%	2.00%
Telecity Group plc
Business Acquisition [Line Items]
Acquisition costs																					$ 42,490,000
Payments to acquire businesses, per share acquired | £ / shares						£ 5.725
Ratio of shares acquired						0.0336	0.0336
Consideration transferred						£ 2,624,500	$ 3,743,587,000
Equity interests issued and issuable							1,299,000
Cash placed in restricted account																																£ 322,851	475,689,000
Provisional information, adjustment, intangibles															36,758,000
Deferred tax liabilities							176,168,000								19,500,000
Provisional information, adjustment, financial liabilities															34,443,000
Provisional information, adjustment, goodwill															$ (22,511,000)
Provisional information, adjustment, assets held for sale													$ (36,865,000)
Revenue																						399,978,000
Net income (loss) attributable to Equinix																						47,133,000
Goodwill							$ 2,215,567,000
Telecity Group plc | Customer relationships
Business Acquisition [Line Items]
Discount rate (percent)						8.50%	8.50%
Telecity Group plc | Trade names
Business Acquisition [Line Items]
Discount rate (percent)						9.00%	9.00%
Relief of royalty rate (percent)						2.00%	2.00%
Nimbo Technologies Inc.
Business Acquisition [Line Items]
Cash consideration for acquisition										$ 10,000,000
Contingent earn out period (in years)										2 years
Goodwill										$ 17,192,000
ALOG
Business Acquisition [Line Items]
Voting interests acquired (percent)																																					90.00%
Indirect controlling interest (percent)																																					53.00%
Acquisition of ALOG
Business Acquisition [Line Items]
Acquisition costs																									1,333,000
Equity interest (percent)											100.00%
Net cash consideration											$ 225,629,000
Business acquisition contingent consideration											686,000
Net increase in the redemption value of the redeemable non-controlling interests																									$ 90,966,000
Acquisition of ALOG | Riverwood and ALOG Management
Business Acquisition [Line Items]
Net cash consideration											216,484,000
Acquisition of ALOG | ALOG Employees
Business Acquisition [Line Items]
Net cash consideration											$ 8,459,000
Bridge term loan | Verizon
Business Acquisition [Line Items]
Short-term debt			$ 2,000,000,000.0
Debt term (in years)			7 years
Interest rate (percent)			4.25%
Commitment fees																							10,000,000
Amortization of debt issuance costs																							2,174,000
Bridge term loan | Bit-isle
Business Acquisition [Line Items]
Loans payable																																			¥ 47,500,000,000.0	$ 395,675,000
Long term debt, gross																															$ 47,500,000,000
Bridge term loan | Telecity Group plc
Business Acquisition [Line Items]
Short-term debt																																£ 875,000	1,289,000,000
Senior Notes
Business Acquisition [Line Items]
Long term debt, gross												$ 3,850,000,000								$ 3,850,000,000		$ 3,850,000,000	$ 3,850,000,000										$ 3,850,000,000
Senior Notes | 5.875% Senior Notes Due 2026
Business Acquisition [Line Items]
Interest rate (percent)			5.875%									5.875%								5.875%		5.875%	5.875%									5.875%	5.875%
Long term debt, gross												$ 1,100,000,000								$ 1,100,000,000		$ 1,100,000,000	$ 1,100,000,000										$ 1,100,000,000
J.P. Morgan US Dollar Global High Yield Index | Bridge term loan | Verizon
Business Acquisition [Line Items]
Variable rate (percent)			1.61%
Minimum | Bridge term loan | Verizon
Business Acquisition [Line Items]
Commitment fee percentage			0.50%
Maximum | Bridge term loan | Verizon
Business Acquisition [Line Items]
Interest rate increase, cap (percent)																							1.75%
Forecast | Bridge term loan | Verizon
Business Acquisition [Line Items]
Interest rate (percent)																										5.25%	5.75%	5.25%	4.75%	4.50%
Commitment fee percentage		0.25%
Riverwood and ALOG Management | Acquisition of ALOG
Business Acquisition [Line Items]
Equity interest (percent)											10.00%

[1]	These cash flow line items for the years ended December 31, 2016, 2015 and 2014 have been modified to reflect the adoption of ASU 2016-18 and ASU 2016-09. See Note 1 of Notes to Consolidated Financial Statements for further discussion.